Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Long-Term Investments [Abstract]
Beginning balance	¥ 19,862		¥ 11,905
Capital contribution by the Company			3,000
Gain attributable to nonconsolidated entity	1,213		2,571
Ending balance	¥ 21,075	$ 3,106	¥ 17,476